REVENUES (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables represent net sales disaggregated by revenue source:

	Three Months ended September 30, 2025	Nine months ended September 30, 2025

Nutraceutical products	$1,941	$1,941
Total revenues	$1,941	$1,941

SCHEDULE OF DISAGGREGATION OF NET SALES DISAGGREGATED BY GEOGRAPHY

The following tables represent net sales disaggregated by geography, based on the customers’ billing addresses.

	Three Months ended September 30, 2025	Nine months ended September 30, 2025

USA	$1,901	$1,901
Canada	40	40
Total revenues	$1,941	$1,941